CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash	$ 7,809	$ 2,000
Total current assets	7,809	2,000
Long term assets
Intangible assets [Note 3]	70,000	0
Total assets	77,809	2,000
Current liabilities
Accounts payable and accrued liabilities	116,150	400
Total current liabilities	116,150	400
Stockholders' deficit
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized, 6,900,000 and 20,000,000 common shares outstanding as at September 30, 2014 and December 31, 2013, respectively [Note 4]	690	2,000
Additional paid-in capital	79,755	257
Deficit accumulated during the development stage	(118,786)	(657)
Total stockholders' deficit	(38,341)	1,600
Total liabilities and stockholders' deficit	$ 77,809	$ 2,000